Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income (loss)	$ 1,009,010	$ (1,975,420)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Share-based compensation		1,764,000
Depreciation and amortization	175,074	141,432
Allowance for (reversal of) credit losses	20,500	(2,333)
Amortization of finance lease right of use assets	30,754	868
Deferred tax assets	(1,285)	(1,822)
Changes in operating assets and liabilities:
Accounts receivable	(2,955,782)	(3,299,235)
Inventories	(1,250,274)	1,637,759
Prepayments and other current assets	(139,718)	(78,431)
Accounts payable	(811,356)	(1,406,480)
Interest expense on finance lease liabilities	929	541
Contract liabilities	202,791	(1,712)
Accrued expenses and other payables	348,276	281,237
Warranty liabilities	1,787	14,478
Income taxes payable	100,882	(18,430)
Net cash used in operating activities	(3,268,412)	(2,943,548)
Cash flows from investing activities:
Purchase of property, plant, and equipment	(11,837,047)	(618,796)
Purchases of short-term investments	(3,000,000)
Loans to related parties	(45,568)	(1,070)
Loan to a third party		(4,400,000)
Net cash used in investing activities	(14,882,615)	(5,019,866)
Cash flows from financing activities:
Issuance of ordinary shares, net of offering costs		7,060,133
Net proceeds from PIPE offering	32,344,244
Net proceeds from ATM offering	21,150,492
Principal payments on finance lease liabilities	(31,449)	(10,741)
Proceeds from short-term loans	4,715,034	3,196,717
Repayment of short-term loans	(2,506,375)	(3,336,311)
Amount financed from related parties	578,369
Amount repaid to related parties	(1,330)
Net cash provided by financing activities	56,248,985	6,909,798
Effect of exchange rate changes	650,217	301,762
Net increase (decrease) in cash	38,748,175	(751,854)
Cash and cash equivalents at beginning of the period	6,717,787	2,467,638
Cash and cash equivalents at end of the period	45,465,962	1,715,784
Supplemental disclosures of cash flows information:
Cash paid for income taxes	24,722	15,326
Cash paid for interest expense	64,168	94,780
Supplementary disclosure of non-cash information:
Right of use assets obtained in exchange for finance lease liabilities		$ 112,071